Borrowings - FHLB and Other (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Borrowings
Long-term Federal Home Loan Bank Advances, Total	$ 106,674	$ 96,919
2020 (as a percent)	0.00%
Year End Balance - Total Company	$ 49,486	49,486
Bank
Borrowings
Long-term Federal Home Loan Bank Advances, Total	106,700
Maximum additional borrowing amount under agreement with FHLB	71,000
FHLB advances | Bank
Borrowings
2020	0	49,236
2021	29,241	29,241
2022	9,419	4,418
2023	11,000	3,000
2024	11,000	3,000
2025	15,000	8,000
Thereafter	$ 31,000	$ 0
2020 (as a percent)		2.61%
2021 (as a percent)	2.54%	2.52%
2022 (as a percent)	1.33%	2.14%
2023 (as a percent)	1.05%	1.90%
2024 (as a percent)	1.17%	1.93%
2025 (as a percent)	1.17	2.15
Thereafter (as a percent)	1.50	0
Other Borrowings Due On 2022
Borrowings
Year End Balance - Other borrowings	$ 14	$ 24
Year End Weighted Rate (as a percent)	4.00%	4.00%
Subordinated notes due 2034
Borrowings
Year End Balance - Total Company	$ 25,774	$ 25,774
Year End Weighted Rate (as a percent)	2.93%	4.60%
Subordinated notes due 2035
Borrowings
Year End Balance - Total Company	$ 23,712	$ 23,712
Year End Weighted Rate (as a percent)	2.06%	3.73%